Oil and natural gas properties - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) well	Dec. 31, 2015 USD ($)
Extractive Industries [Abstract]
Impairment losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 867,048
Loss Contingencies [Line Items]
Depletion, depreciation, and amortization expense	29,916	32,729	92,216	109,016	135,009	637,121
Depletion and Accretion Expense	28,455	31,114		104,168
Gain (loss) on disposition of oil and gas and timber property	$ 0	$ 0	$ 0	$ 64,824	$ 153,624	637,248
Trilogy Operating, Inc. v. Aurora Energy Partners
Loss Contingencies [Line Items]
Number of wells, assigned interest | well					7
Gain (loss) on disposition of oil and gas and timber property					$ 64,824	64,824
Oil and Gas Properties
Loss Contingencies [Line Items]
Depletion, depreciation, and amortization expense					$ 125,744	$ 637,121